Leases - Summary of Property Plant And Equipment Owned and Leased Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
Property, Plant and Equipment owned (excluding right-of-use assets)	€ 1,026	€ 1,115
Right-of-use assets	2,564	3,004
Total Property, Plant and Equipment	€ 3,592	€ 4,119